Document and Entity Information	Dec. 31, 2023	Mar. 08, 2023
Cover [Abstract]
Written Communications		false
Document Type		8-K
Document Period End Date		Mar. 08, 2023
Entity Registrant Name		Simpson Manufacturing Co., Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		1-13429
Entity Tax Identification Number		94-3196943
Entity Address, Address		5956 W. Las Positas Boulevard
Entity Address, City or Town		Pleasanton
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94588
City Area Code		925
Local Phone Number		560-9000
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		SSD
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag		false
Current Fiscal Year End Date	--12-31
Entity Central Index Key		0000920371
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false